Earnings per share - Basic earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Income / (loss) attributable to equity holders of the Group	$ 168,166	$ (117,755)	$ (253,053)
Weighted average number of shares (thousands)	160,755	160,500	160,022
Basic earnings per share of the year	$ 1.05	$ (0.73)	$ (1.58)
Calculation of the basic earnings per share total:
From continuing operations attributable to the ordinary equity holders of the Group	1.05	(0.60)	(1.55)
From discontinued operations		(0.13)	(0.03)
Basic earnings per share of the year	$ 1.05	$ (0.73)	$ (1.58)